Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) (10-Q) (USD $)	Sep. 30, 2013	Dec. 31, 2012
Current assets:
Accounts receivable, allowance for doubtful accounts	$ 436,000	$ 518,000
Temporary equity
Redeemable common stock shares outstanding (in shares)	30,593	0
Equity attributable to RiceBran Technologies shareholders:
Preferred stock, shares authorized (in shares)	20,000,000	20,000,000
Preferred stock, shares issued (in shares)	0	0
Common stock, par value (in dollars per share)	$ 0	$ 0
Common stock, shares authorized (in shares)	6,000,000	2,500,000
Common stock, shares issued (in shares)	1,103,597	1,038,080
Common stock, shares outstanding (in shares)	1,103,597	1,038,080
Variable Interest Entity [Member]
Current assets:
Accounts receivable, variable interest entity restricted	2,154,000	2,505,000
Variable interest entity restricted portion of property, net	5,231,000	5,757,000
Current liabilities:
Nonrecourse portion of current maturities of long-term debt	7,679,000	7,013,000
Long-term liabilities:
Long-term debt, less current portion variable interest entity nonrecourse	$ 7,126,000	$ 7,454,000